Intangible Assets, Net	12 Months Ended
Jun. 30, 2021
Intangible Assets, Net
Intangible Assets, Net

6.   Intangible Assets, Net

	As of June 30,
	2020	2021	2021
	RMB	RMB	US$

Computer software	19,936	22,829	3,534
Licenses	16,542	15,295	2,367
Intangible assets, cost	36,478	38,124	5,901
Less: accumulated amortization	(7,055)	(13,899)	(2,151)
	29,423	24,225	3,750

Amortization expenses for the years ended June 30, 2020 and 2021 were approximately RMB2,589 and RMB6,879, respectively.

For the years ended June 30, 2020 and 2021, no impairment loss was recognized for the Group’s intangible assets.